Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Significant Accounting Policies [Abstract]
Schedule of Basic and Diluted Net Income Per Share

The following table presents a reconciliation of the numerator and denominator used to compute basic and diluted net income per share for each class of ordinary shares:

	For the Three Months Ended September 30, 2025		For the Nine Months Ended September 30, 2025		For the period from June 19, 2024 (inception) through September 30, 2024
	Class A	Class B	Class A	Class B	Class A	Class B
Basic net income per share:
Numerator:
Allocation of net income basic	$962,905	$303,814	$3,303,748	$1,042,392	$—	$—
Denominator:
Basic and diluted weighted average ordinary shares outstanding	18,488,125	5,833,333	18,488,125	5,833,333	—	4,530,744
Basic and diluted net income (loss) per ordinary share	$0.05	$0.05	$0.18	$0.18	$—	$(0.02)

The following table presents a reconciliation of the numerator and denominator used to compute basic and diluted net loss per share for each class of ordinary shares:

	For the Period from June 19, 2024 (Inception) through December 31, 2024
	Class A	Class B
Basic net loss per ordinary share:
Numerator:
Allocation of net loss, basic	$(27,691)	$(44,200)
Denominator:
Basic weighted average ordinary shares outstanding	3,223,571	5,145,299
Basic net loss per ordinary share	$(0.01)	$(0.01)

Schedule of Class A Ordinary Shares Subject to Possible Redemption	As of September 30, 2025 and December 31, 2024, the Class A ordinary shares subject to possible redemption reflected in the condensed balance sheets are reconciled in the following table:
Gross proceeds	$175,000,000
Less:
Proceeds allocated to Public Warrants	(525,000)
Proceeds allocated to over-allotment option	(312,296)
Class A ordinary shares issuance costs	(10,956,268)
Plus:
Remeasurement of carrying value to redemption value	13,390,834
Class A ordinary shares subject to possible redemption, December 31, 2024	$176,597,270
Plus:
Accretion for common stock to redemption amount	1,785,684
Class A ordinary shares subject to possible redemption, March 31, 2025	$178,382,954
Plus:
Accretion for common stock to redemption amount	1,819,161
Class A ordinary shares subject to possible redemption, June 30, 2025	$180,202,115
Plus:
Accretion for common stock to redemption amount	1,860,391
Class A ordinary shares subject to possible redemption, September 30, 2025	$182,062,506
As of December 31, 2024, the Class A ordinary shares subject to possible redemption reflected in the balance sheet are reconciled in the following table:
Gross proceeds	$175,000,000
Less:
Proceeds allocated to Public Warrants	(525,000)
Proceeds allocated to over-allotment option	(312,296)
Class A ordinary shares issuance costs	(10,956,268)
Plus:
Remeasurement of carrying value to redemption value	13,390,834
Class A ordinary shares subject to possible redemption, December 31, 2024	$176,597,270